Property Transactions, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 23, 2015
Property, Plant and Equipment [Line Items]
Other property transactions, net	$ 50,279	$ 17,078	$ 41,903
Trade-in of Aircraft [Member]
Property, Plant and Equipment [Line Items]
Other property transactions, net			$ (18,000)
Monte Carlo Rebranding [Member]
Property, Plant and Equipment [Line Items]
Other property transactions, net	$ (34,000)
Silver Legacy [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership interest				50.00%